Average Annual Total Returns - Investor A, C and Institutional - BlackRock Income Fund	Jan. 28, 2021
Investor A Shares
Average Annual Return:
1 Year	3.97%
5 Years	5.56%
10 Years	4.82%
Investor A Shares | After Taxes on Distributions
Average Annual Return:
1 Year	2.27%
5 Years	3.71%
10 Years	2.94%
Investor A Shares | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	2.32%
5 Years	3.45%
10 Years	2.90%
Investor C Shares
Average Annual Return:
1 Year	4.94%
5 Years	5.31%
10 Years	4.45%
Institutional Shares
Average Annual Return:
1 Year	6.90%
5 Years	6.34%
10 Years	5.34%